UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON D.C. 20549

			     FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Westover Capital Advisors, LLC
Address:		1220 N. Market St.
			Suite 800
			Wilmington, DE  19801

13F File Number: 	28-13685

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: 			Harold M. Sawyer, III
Title: 			Vice-President & CCO
Phone: 			302-427-8080
Signature, 		Place, 			Date of Signing:
Harold M. Sawyer III	Wilmington, DE 		February 14, 2012

This amendment corrects the quarter end date which was previously listed as "December 31, 2012."

Report Type (Check only one.):
      [X] 13F HOLDINGS REPORT.
      [ ] 13F NOTICE.
      [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A



FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total: 	48
Form 13F Information Table Value Total: 	$76,689

List of Other Included Managers: N/A



FORM 13F INFORMATION TABLE
											VALUE		SHARES/	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER					TITLE OF CLASS		CUSIP		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------			--------------		---------	--------	-------	---	----	-------	--------	------	------	------

APPLE INC					COM			037833100	2613		6451	SH		SOLE			0	0	6451
AMERISOURCEBERGEN CORP				COM			03073E105	1243		33412	SH		SOLE			0	0	33412
ABBOTT LABORATORIES				COM			002824100	2469		43913	SH		SOLE			0	0	43913
ISHARES BARCLAYS AGGREGATE			ETF			464287226	1125		10203	SH		SOLE			0	0	10203
APPLIED MATERIALS INC				COM			038222105	1064		99385	SH		SOLE			0	0	99385
BANK OF AMERICA CORP				COM			060505104	851		153118	SH		SOLE			0	0	153118
BLACKROCK INC					COM			09247X101	1551		8699	SH		SOLE			0	0	8699
VANGUARD SHORT-TERM BOND ETF			ETF			921937827	930		11506	SH		SOLE			0	0	11506
COLGATE-PALMOLIVE CO				COM			194162103	2125		22998	SH		SOLE			0	0	22998
CONOCOPHILLIPS					COM			20825C104	2833		38881	SH		SOLE			0	0	38881
ISHARES BARCLAYS 1-3 YEAR CR			ETF			464288646	2065		19815	SH		SOLE			0	0	19815
DU PONT (E.I.) DE NEMOURS			COM			263534109	2191		47850	SH		SOLE			0	0	47850
DIAGEO PLC-SPONSORED ADR			ADR			25243Q205	220		2516	SH		SOLE			0	0	2516
WISDOMTREE EM SMALL CAP				ETF			97717W281	1826		44171	SH		SOLE			0	0	44171
DIRECTV-CLASS A					COM CL A		25490A101	1253		29294	SH		SOLE			0	0	29294
ISHARES JP MORGAN EM BOND FD			ETF			464288281	4851		44198	SH		SOLE			0	0	44198
FORD MOTOR CO					COM			345370860	882		81938	SH		SOLE			0	0	81938
FEDEX CORP					COM			31428X106	1893		22673	SH		SOLE			0	0	22673
FEI COMPANY					COM			30241L109	1193		29244	SH		SOLE			0	0	29244
GENERAL DYNAMICS CORP				COM			369550108	1832		27589	SH		SOLE			0	0	27589
GENERAL ELECTRIC CO				COM			369604103	2547		142209	SH		SOLE			0	0	142209
SPDR GOLD TRUST					GOLD SHS		78463V107	7235		47603	SH		SOLE			0	0	47603
HALLIBURTON CO					COM			406216101	1400		40582	SH		SOLE			0	0	40582
HEALTH CARE REIT INC				COM			42217K106	2174		39859	SH		SOLE			0	0	39859
INTL BUSINESS MACHINES CORP			COM			459200101	721		3923	SH		SOLE			0	0	3923
INTEL CORP					COM			458140100	970		40005	SH		SOLE			0	0	40005
LOCKHEED MARTIN CORP				COM			539830109	688		8502	SH		SOLE			0	0	8502
LOWE'S COS INC					COM			548661107	609		23980	SH		SOLE			0	0	23980
ISHARES IBOXX INV GR CORP BD			ETF			464287242	1513		13297	SH		SOLE			0	0	13297
MCDONALD'S CORP					COM			580135101	346		3453	SH		SOLE			0	0	3453
MEDTRONIC INC					COM			585055106	1375		35947	SH		SOLE			0	0	35947
OPNET TECHNOLOGIES INC				COM			683757108	255		6963	SH		SOLE			0	0	6963
ORACLE CORP					COM			68389X105	1720		67060	SH		SOLE			0	0	67060
PEPSICO INC					COM			713448108	291		4381	SH		SOLE			0	0	4381
PROCTER & GAMBLE CO/THE				COM			742718109	718		10764	SH		SOLE			0	0	10764
PHILIP MORRIS INTERNATIONAL			COM			718172109	1617		20601	SH		SOLE			0	0	20601
RIO TINTO PLC-SPON ADR				ADR			767204100	1314		26869	SH		SOLE			0	0	26869
ISHARES BARCLAYS 1-3 YEAR TR			ETF			464287457	385		4551	SH		SOLE			0	0	4551
TELEFONICA SA-SPON ADR				ADR			879382208	1497		87089	SH		SOLE			0	0	87089
ISHARES BARCLAYS TIPS BOND			ETF			464287176	1620		13885	SH		SOLE			0	0	13885
TRACTOR SUPPLY COMPANY				COM			892356106	1709		24363	SH		SOLE			0	0	24363
UNITEDHEALTH GROUP INC				COM			91324P102	1141		22514	SH		SOLE			0	0	22514
UNION PACIFIC CORP				COM			907818108	2204		20804	SH		SOLE			0	0	20804
VF CORP						COM			918204108	657		5174	SH		SOLE			0	0	5174
VANGUARD MSCI EMERGING MARKE			ETF			922042858	1627		42582	SH		SOLE			0	0	42582
WAL-MART STORES INC				COM			931142103	2026		33909	SH		SOLE			0	0	33909
EXXON MOBIL CORP				COM			30231G102	1674		19753	SH		SOLE			0	0	19753
ZIMMER HOLDINGS INC				COM			98956P102	1646		30819	SH		SOLE			0	0	30819

